Note 14 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2021	2020
Allocated shares	193,207	179,507
Unreleased shares	--	10,821
Total ESOP shares	193,207	190,328

Fair value of unreleased shares (in thousands)	$--	$160

Share-based Payment Arrangement, Activity [Table Text Block]
	2021		2020
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	28,266	$13.30	38,887	$13.30
Granted	--	--	--	--
Vested	(9,421)	13.30	(9,421)	13.30
Forfeited	--	--	(1,200)	13.30
Unvested at the end of the year	18,845	$13.30	28,266	$13.30

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	2021			2020
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	240,636	$10.98	5.2	256,336	$10.87	6.0
Granted	--	--	--	--	--	--
Exercised	(7,500)	11.57	--	(12,500)	8.10	--
Forfeited	--	--	--	(3,200)	13.30	--
Outstanding at the end of the period	233,136	$10.96	4.2	240,636	$10.98	5.2
Exercisable at the end of the period	180,081	$10.28	5.6	161,054	$9.84	5.4